Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events

a)	In January 2014, Teekay Offshore issued in the Norwegian bond market NOK 1,000 million in senior unsecured bonds, maturing in January 2019. The aggregate principal amount of the bonds was equivalent to $162.2 million and all interest and principal payments have been swapped into U.S. dollars at fixed rates of 6.28%. The proceeds from the bonds are to be used for general partnership purposes. Teekay Offshore is applying to list the bonds on the Oslo Stock Exchange.

b)	In January 2014, Teekay and Teekay Tankers formed TIL. The Company purchased 5.0 million shares of common stock, representing a 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment of $50.0 million. In addition, the Company received stock purchase warrants entitling it to purchase up to 1,500,000 shares of common stock of TIL at a fixed price of $10 per share. The stock purchase warrants expire on January 23, 2019. For purposes of vesting, the stock purchase warrants are divided into four equally sized tranches. Each tranche will vest and become exercisable when and if the fair market value of a share of the Common Stock equals or exceeds $12.50, $15.00, $17.50 and $20.00, respectively (or equivalent amounts in NOK converted using an exchange rate of 6.17) for such tranche for any ten consecutive trading days. The Company also received one Series A-1 preferred share and one Series A-2 preferred share, each of which entitles the holder to elect one board member of TIL. The preferred shares do not give the holder a right any dividends or distributions of TIL. In March 2014, TIL issued additional common shares and listed its shares on the Oslo Stock Exchange. As of March 31, 2014, the combined interest of Teekay Tankers and Teekay in TIL was 13.0%. TIL will seek to opportunistically acquire, operate and sell modern second hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. A portion of the net proceeds from the equity issuances by TIL was used to acquire four modern Suezmax crude oil tankers from Teekay and will be used to acquire five modern Aframax crude oil tankers from third parties. TIL shares were listed on the Oslo Stock Exchange effective March 25, 2014.

c)	In March 2014, Teekay Offshore acquired 100% of the shares of ALP Maritime Services B.V. (or ALP), a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrent with this transaction, Teekay Offshore and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2015 and 2016. Teekay Offshore is committed to acquire these newbuildings for a total cost of approximately $258 million. Teekay Offshore acquired ALP for a purchase price of $6.1 million, of which $2.6 million was paid in cash on closing and a further $3.5 million representing the fair value of contingent consideration. The contingent consideration consists of $2.4 million which is contingently payable upon the delivery and employment of ALP’s four newbuildings. In addition, the contingent consideration includes a further amount of up to $2.6 million, based on ALP’s annual operating results from 2017 to 2021. Teekay Offshore has the option to pay up to one half of the contingent consideration through the issuance of common units of Teekay Offshore. Teekay Offshore also incurred $1.0 million of acquisition-related costs which have been recognized in general and administrative expenses in March 2014. Teekay Offshore financed the ALP acquisition and initial newbuilding payments through its existing liquidity and expects to secure long-term debt financing for the newbuildings prior to their deliveries. This acquisition represents Teekay Offshore’s entrance into the long-haul ocean towage and offshore installation services business. This acquisition allows Teekay Offshore to combine its infrastructure and access to capital with ALP’s experienced management team to further grow this niche business that is in an adjacent sector to Teekay Offshore’s FPSO and shuttle tanker businesses.